Employee benefits - Defined Benefit Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 117,200
Current service cost	12,376	$ 11,741
Interest cost	1,965	3,617
Past service cost	8,239	2,166
Defined benefit liability (asset), ending balance	72,710	117,200
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(27,306)
Defined benefit liability (asset), ending balance	(96,227)	(27,306)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	53,539
Defined benefit liability (asset), ending balance	66,135	53,539
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	90,967
Defined benefit liability (asset), ending balance	102,802	90,967
Defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	964,073	991,690
Current service cost	12,376	11,741
Interest cost	27,281	26,982
Past service cost	8,239	2,166
Business acquisition	7,994
Actuarial (gains) losses due to change in financial assumptions	129,388	(31,498)
Actuarial (gains) losses due to change in demographic assumptions	(15,708)	(8,847)
Actuarial (gains) losses due to experience	(17,108)	8,367
Plan participant contributions	102	192
Benefits paid from the plan	(28,886)	(37,345)
Benefits paid directly by employer	(7,099)	(3,952)
Foreign currency translation adjustment	(36,068)	4,577
Defined benefit liability (asset), ending balance	1,044,584	964,073
Defined benefit obligations | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	88,025
Defined benefit liability (asset), ending balance	92,738	88,025
Defined benefit obligations | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	876,048
Defined benefit liability (asset), ending balance	951,846	876,048
Defined benefit obligations | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	760,244	792,216
Current service cost	889	1,383
Interest cost	21,261	21,492
Past service cost	8,239	0
Business acquisition	0
Actuarial (gains) losses due to change in financial assumptions	99,257	(28,091)
Actuarial (gains) losses due to change in demographic assumptions	(6,947)	(3,853)
Actuarial (gains) losses due to experience	(16,773)	3,116
Plan participant contributions	102	192
Benefits paid from the plan	(25,395)	(31,907)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	(28,698)	5,696
Defined benefit liability (asset), ending balance	812,179	760,244
Defined benefit obligations | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	760,244
Defined benefit liability (asset), ending balance	812,179	760,244
Defined benefit obligations | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	89,959	87,995
Current service cost	689	741
Interest cost	1,512	1,557
Past service cost	0	0
Business acquisition	1,444
Actuarial (gains) losses due to change in financial assumptions	15,253	242
Actuarial (gains) losses due to change in demographic assumptions	(292)	0
Actuarial (gains) losses due to experience	1,065	541
Plan participant contributions	0	0
Benefits paid from the plan	(263)	(171)
Benefits paid directly by employer	(4,020)	(2,611)
Foreign currency translation adjustment	(4,049)	1,665
Defined benefit liability (asset), ending balance	101,298	89,959
Defined benefit obligations | Germany | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Defined benefit obligations | Germany | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	89,959
Defined benefit liability (asset), ending balance	101,298	89,959
Defined benefit obligations | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	113,870	111,479
Current service cost	10,798	9,617
Interest cost	4,508	3,933
Past service cost	0	2,166
Business acquisition	6,550
Actuarial (gains) losses due to change in financial assumptions	14,878	(3,649)
Actuarial (gains) losses due to change in demographic assumptions	(8,469)	(4,994)
Actuarial (gains) losses due to experience	(1,400)	4,710
Plan participant contributions	0	0
Benefits paid from the plan	(3,228)	(5,267)
Benefits paid directly by employer	(3,079)	(1,341)
Foreign currency translation adjustment	(3,321)	(2,784)
Defined benefit liability (asset), ending balance	131,107	113,870
Defined benefit obligations | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	88,025
Defined benefit liability (asset), ending balance	92,738	88,025
Defined benefit obligations | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	25,845
Defined benefit liability (asset), ending balance	$ 38,369	$ 25,845